Pension and Postretirement Benefit Plans and Defined Contribution Plans - Weighted-Average Actuarial Assumptions (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postretirement Benefits Plan [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate		3.70%	4.20%	4.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate		4.20%	4.50%	4.20%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets		8.00%	8.00%	8.30%
United States [Member] | Pension Plan [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate		3.80%	4.30%	4.50%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase		2.80%	2.80%	2.80%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate		4.30%	4.50%	4.20%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets		8.00%	8.00%	8.30%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase		2.80%	2.80%	2.80%
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate		3.70%	4.20%	4.50%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase		2.80%	2.80%	2.80%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate		4.20%	4.50%	4.00%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase		2.80%	2.80%	2.80%
Foreign Plan [Member] | Pension Plan [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate		2.30%	2.40%	3.10%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase		2.50%	2.60%	2.60%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine interest cost, Discount rate	[1]	2.10%	2.70%	3.00%
Weighted-average assumptions used to determine service cost, Discount rate	[1]	2.30%	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets		4.70%	5.20%	5.50%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase		2.60%	2.60%	2.70%

[1]	Effective January 1, 2016, the Company changed the approach used to measure service cost and interest costs for certain international pension plans and other postretirement benefits. In accordance with this change, the effective rate for interest on the benefit obligations and effective rate for service cost, respectively, are reported for international pension plans.